                  As filed with the Securities and Exchange Commission on [date]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number (811-05037)
                                                    ----------

                        PROFESSIONALLY MANAGED PORTFOLIOS
                        ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                               MILWAUKEE, WI 53202
                               -------------------
               (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                        PROFESSIONALLY MANAGED PORTFOLIOS
                         2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                     (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2004
                         --------------

Date of reporting period: MARCH 31, 2004
                          --------------

ITEM 1. REPORT TO STOCKHOLDERS.

                            DUNCAN-HURST MUTUAL FUNDS

     Since our last report to you, the markets continued to move higher over the last six months. Small-cap stocks led the way in the period with the Russell 2000 Index up 21.7%, while the S&P 500 Index and Russell 1000 Index were only up 14.1% and 14.4%, respectively. This was also true in the international markets with the Citigroup World Ex. U.S. EMI Index up 26.5% versus the 21.9% for the Citigroup World Ex U.S. PMI Index. Remember, past performance does not guarantee future results.

     Overall, economic indicators continue to be strong. Inflation, while beginning to tick upward continues to be low, driven by low wage inflation and the impact of a more efficient allocation of worldwide manufacturing resources allowing for cheaper production of goods. The area of the economy that is causing the most concern is the jobless recovery, with three million jobs lost since 2000. However, job creation has been steadily improving over the past few years and history has shown that job growth lags behind the initial stages of an economic recovery.

     The economy and earnings continue to grow, but based on the "Fed Clock" concept related to interest rates the economy will begin to decelerate by the end of 2004. When this deceleration occurred in the past, cyclical stocks tended to underperform; therefore, while we are optimistic about overall growth in the economy, we are guarded as it relates to the more cyclical parts of the economy. Companies in non-cyclical industries such as medical devices and biotechnology excelled in 2003 and have continued to do well this year. The current market environment requires investors to be more selective; sector and individual stock selection will become increasingly important. We are now entering a phase of the market cycle where concerns over rising inflation and interest rates will determine strategy. We believe that cyclical stocks have discounted most of the economic acceleration and therefore have reduced our cyclical weighting and are buying more predictable growth.

     The individual Fund's results, as well as a more detailed profile of each Fund, are presented in this annual report. For any additional information on our Funds, we invite you to visit our website at www.duncan-hurst.com or call 1-800-558-9105.

     Thank you for your investment in Duncan-Hurst Mutual Funds. We appreciate the opportunity to serve your investment needs.

     Sincerely,

/s/ William H. Beau Duncan, Jr.

William H. "Beau" Duncan, Jr.

The Russell 2000 is a market capitalization-weighted benchmark index made up of the 2000 smallest US companies in the Russell 3000. The S&P 500 Index is a broad based unmanaged index composed of 500 widely held common stocks that measure the general performance of the market. The Russell 1000 is a market capitalization-weighted benchmark index made up of the 1000 highest-ranking US stocks in the Russell 3000. The Citigroup World Ex. U.S. (EMI) and Citigroup World Ex. U.S. (PMI) Indices are market capitalization weighted indices measuring capital appreciation. They are unmanaged world equity indices representative of small and large capitalization securities, respectively, excluding the U.S. You cannot invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible.

Quasar Distributors, LLC, Distributor. 05/04

AGGRESSIVE GROWTH FUND

 For the six-month period ending March 31, 2004 the Aggressive Growth Fund returned 13.39%, underperforming the Russell MidCap Growth Index, which returned 17.58%.

 Underperformance came primarily from stock selection in the business services/capital equipment, financials areas and stock selection and an underweight position in health care. However, the retail and consumer cyclical areas were contributors to our performance.

 Robust and widespread economic growth persisted in the first quarter, driving our continued optimistic outlook for strong stock market performance in 2004. We are maintaining an overweight position in retail, given continued strength in consumer spending. Due to our view of sustained higher energy prices driven by strong demand, we have also moved to an overweight position in energy companies with high unit volume growth. Finally, within technology we have reduced our broad overweight position to focus more on those industries such as telecom equipment and telecom services which exhibit strong sustainable secular growth stories. As in previous quarters, we remain on watch for any signs of real tapering in the rate of economic growth.

 Sector allocations are subject to change and should not be considered a recommendation to buy or sell any security in that sector.

 The Duncan-Hurst Aggressive Growth Fund invests in mid-capitalization companies, which tend to have limited liquidity and greater price volatility than larger-capitalization companies. The fund may also invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

[CHART]

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND
                 Value of $10,000 vs Russell Midcap Growth Index

Average Annual Total Return
Period Ended March 31, 2004

1 Year                           39.26%
Since Inception (10/19/99)      -13.66%

                   DUNCAN-HURST
              AGGRESSIVE GROWTH FUND   RUSSELL MIDCAP GROWTH
10/19/99             $ 10,000                $ 10,000
3/31/2000            $ 19,488                $ 17,593
3/31/2001            $  7,249                $  9,602
3/31/2002            $  5,149                $ 10,053
3/31/2003            $  3,733                $  7,428
3/31/2004            $  5,199                $ 11,114

As of March 31, 2004, the Russell Midcap Growth Index returned 49.63% and 2.40% for the 1-year and since inception (10/19/99) periods, respectively.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE SHOWN. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 800-558-9105/OR VISITING www.duncan-hurst.com.

The Russell Midcap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell Midcap Growth Index is unmanaged and returns include reinvested dividends. One cannot invest directly in an index.

The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fundshares or fund distributions.

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2004

SHARES                                                                                 VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS: 99.7%
APPAREL MANUFACTURING: 3.8%
   3,920 Coach, Inc.*                                                               $    160,681
                                                                                    ------------
BIOTECHNOLOGY: 2.9%
   2,200 Martek Biosciences Corp.*                                                       125,400
                                                                                    ------------
CASINO/HOTELS: 7.2%
   2,520 Mandalay Resort Group                                                           144,295
   3,650 Station Casinos, Inc.                                                           161,221
                                                                                    ------------
                                                                                         305,516
                                                                                    ------------
COMMERCIAL BANKS: 1.9%
   2,002 UCBH Holdings, Inc.                                                              80,160
                                                                                    ------------
COMPUTERS: 7.0%
   2,780 Cognizant Technology
          Solutions Corp.*                                                               125,795
   1,840 Research In Motion, Ltd.*                                                       171,690
                                                                                    ------------
                                                                                         297,485
                                                                                    ------------
CONSULTING SERVICES: 2.1%
   4,460 Navigant Consulting, Inc.*                                                       90,226
                                                                                    ------------
EDUCATIONAL SERVICES: 3.4%
   1,641 University of
          Phoenix Online*                                                                142,800
                                                                                    ------------
ELECTRICAL COMPONENTS: 2.3%
   4,450 GrafTech
          International, Ltd.*                                                            66,527
   1,530 Ultralife Batteries, Inc.*                                                       32,635
                                                                                    ------------
                                                                                          99,162
                                                                                    ------------
FINANCIAL SERVICES: 5.3%
   7,700 Ameritrade
          Holding Corp.*                                                                 118,580
   1,200 Doral Financial Corp.                                                            42,240
   4,690 E*Trade Financial Corp.*                                                         62,611
                                                                                    ------------
                                                                                         223,431
                                                                                    ------------
HEALTHCARE SEVICES: 2.6%
   2,140 Coventry Health
          Care, Inc.*                                                                     90,586
   1,200 Select Medical Corp.                                                             20,040
                                                                                    ------------
                                                                                         110,626
                                                                                    ------------
HOME BUILDERS: 5.0%
   1,314 Hovnanian
          Enterprises, Inc.*                                                        $     56,699
   1,480 Lennar Corp.                                                                     79,964
   1,410 Pulte Homes, Inc.                                                                78,396
                                                                                    ------------
                                                                                         215,059
                                                                                    ------------
HOME FURNISHINGS: 4.3%
   2,320 Harman International
          Industries, Inc.                                                               184,672
                                                                                    ------------
HUMAN RESOURCES: 1.3%
   3,980 Labor Ready, Inc.*                                                               53,810
                                                                                    ------------
INTERNET: 10.0%
   5,580 Akamai
          Technologies, Inc.*                                                             73,321
   2,280 Ask Jeeves*                                                                      81,464
   1,870 F5 Networks, Inc.*                                                               63,299
   3,540 Jupitermedia Corp.*                                                              40,675
  14,930 Sapient Corp.*                                                                   90,028
   5,480 SonicWALL, Inc.*                                                                 48,882
   2,500 Valueclick, Inc.*                                                                27,000
                                                                                    ------------
                                                                                         424,669
                                                                                    ------------
LEISURE & RECREATIONAL PRODUCTS: 1.5%
   2,530 Multimedia Games, Inc.*                                                          62,592
                                                                                    ------------
OIL & GAS: 9.5%
   3,400 Patina Oil & Gas Corp.                                                           89,250
   2,590 Quicksilver
          Resources, Inc.*                                                               100,388
   3,890 Ultra Petroleum Corp.*                                                          116,739
   3,937 XTO Energy, Inc.                                                                 99,383
                                                                                    ------------
                                                                                         405,760
                                                                                    ------------
PHARMACEUTICALS: 2.6%
   1,030 Eon Labs, Inc.*                                                                  69,092
   1,950 Impax Laboratories, Inc.*                                                        43,622
                                                                                    ------------
                                                                                         112,714
                                                                                    ------------
RETAIL: 6.7%
   3,740 Chico's FAS, Inc.*                                                              173,536
   2,850 Ross Stores, Inc.                                                                87,239
     500 Urban Outfitters, Inc.*                                                          24,030
                                                                                    ------------
                                                                                         284,805
                                                                                    ------------

See accompanying Notes to Financial Statements.

SHARES                                                                                 VALUE
------------------------------------------------------------------------------------------------
SAVINGS & LOANS: 4.4%
   4,346 Commercial Capital
          Bancorp, Inc.*                                                            $     99,626
   2,550 New York Community
          Bancorp, Inc.                                                                   87,414
                                                                                    ------------
                                                                                         187,040
                                                                                    ------------
SEMICONDUCTORS: 3.1%
   3,350 Broadcom Corp.*                                                                 131,220
                                                                                    ------------
SOFTWARE: 3.4%
   1,710 Open Soluitons, Inc.*                                                            37,757
   4,670 Red Hat, Inc.*                                                                  106,756
                                                                                    ------------
                                                                                         144,513
                                                                                    ------------
TELECOMMUNICATIONS: 8.5%
  12,050 Nextel Partners, Inc.*                                                          152,553
   3,630 NII Holdings, Inc.*                                                             127,159
   3,490 Western Wireless Corp.*                                                          81,561
                                                                                    ------------
                                                                                         361,273
                                                                                    ------------
THERAPEUTICS: 0.9%
   1,600 Atherogenics, Inc.*                                                              36,592
                                                                                    ------------
TOTAL COMMON STOCKS
   (cost $3,227,194)                                                                   4,240,206
                                                                                    ------------

PRINCIPAL
AMOUNT                                                                                 VALUE
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 0.4%
MONEY MARKET INVESTMENT: 0.4%
$ 17,912 UMB Money Market
          Fiduciary, 0.2572%,
          12/31/2031                                                                $     17,912
                                                                                    ------------
TOTAL SHORT-TERM
   INVESTMENTS
   (cost $17,912)                                                                         17,912
                                                                                    ------------
TOTAL INVESTMENTS IN
   SECURITIES: 100.1%
   (cost $3,245,106)                                                                   4,258,118
Liabilities in excess of
   Other Assets: (0.1)%                                                                   (3,925)
                                                                                    ------------
NET ASSETS: 100.0%                                                                  $  4,254,193
                                                                                    ============

* Non-income producing security.

See accompanying Notes to Financial Statements.

INTERNATIONAL GROWTH FUND

 For the six-month period ending March 31, 2004, the Duncan-Hurst International Growth Fund lagged MSCI EAFE slightly with a return of 21.51% versus 22.16% for the Index.

 During the period, the Fund maintained an overweight position in Asia. This was due to the tremendous growth opportunities found there. China served as an engine of growth for the whole region - consuming capital and materials from neighboring countries such as South Korea, Taiwan and Japan. Improving fundamentals across a number of smaller Asian countries helped their domestic economies grow. In Japan, the consumer electronic sector benefited from tremendous demand in the U.S. for items such as handsets, digital cameras, DVD players, etc. Conversely, little growth could be found in Europe, hence our underweight.

 The Fund benefited from an overweight position and strong stock selection in the technology and consumer cyclical sectors during the period. In technology, the growth was found in areas such as flat-screens for televisions and computer monitors, handsets and internet-related technologies. In the consumer cyclical sector it was found mostly in housing and auto-related themes across Asia. An underweight position in the more defensive integrated energy and consumer staple sectors in the fourth quarter of 2003 detracted from returns over the period.

 The Fund is positioned to benefit from a domestic Japanese recovery and also braced for the likely global economic slowing in the second half of the year. Although we do not expect economies to contract, growth rates may peak due to interest rates rising, monetary tightening in China, higher oil prices and increasingly difficult earnings comparisons. In this situation, the more predictable growth stocks will most likely outperform the more cyclical growth stocks. In the event that global growth deteriorates more than expected, the Japanese portfolio of the portfolio will move towards a more predictable growth stance.

 Sector allocations are subject to change and should not be considered a recommendation to buy or sell any security in that sector.

 The Duncan-Hurst International Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

[CHART]

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND
                       Value of $10,000 vs MSCI EAFE Index

Average Annual Total Return
Period Ended March 31, 2004

1 Year                         69.21%
Since Inception (6/30/99)       4.23%

                      DUNCAN-HURST
               INTERNATIONAL GROWTH FUND    MSCI EAFE INDEX
6/30/99               $  10,000                $  10,000
3/31/2000             $  21,410                $  12,214
3/31/2001             $  11,006                $   9,073
3/31/2002             $  10,039                $   8,661
3/31/2003             $   7,198                $   6,618
3/31/2004             $  12,180                $  10,427

As of March 31, 2004, the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE Index") returned 57.51% and 0.02% for the 1-year and since inception (06/30/99) periods, respectively.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE SHOWN. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 800-558-9105/OR VISITING www.duncan-hurst.com.

The MSCI EAFE Index is a broad market index of selected companies in 21 developed countries. The MSCI EAFE Index is unmanaged and returns include reinvested dividends. One cannot invest directly in an index.

The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fundshares or fund distributions.

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2004

SHARES                                                                                 VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS: 99.5%
AUSTRALIA: 2.7%
    7,660 Rio Tinto Ltd.                                                            $    201,231
   18,000 St. George Bank Ltd.                                                           290,508
   23,000 Woodside Petroleum Ltd.                                                        275,682
                                                                                    ------------
                                                                                         767,421
                                                                                    ------------
BERMUDA: 0.9%
    8,700 Frontline Ltd.                                                                 250,995
                                                                                    ------------
CANADA: 7.0%
  117,220 Esprit Exploration Ltd.*                                                       232,790
   19,050 Coolbrands
           International, Inc.*                                                          331,355
   17,200 Ensign Resource
           Service Group                                                                 293,156
    9,010 Niko Resources                                                                 222,808
   18,100 Nortel Networks Corp.*                                                         107,514
    6,310 Precision Drilling Corp.*                                                      293,920
   18,400 Teck Cominco Ltd.                                                              342,589
   16,000 Telesystem International
           Wireless, Inc.*                                                               182,240
                                                                                    ------------
                                                                                       2,006,372
                                                                                    ------------
CHINA: 1.4%
  290,000 Dongfang Electrical
           Machinery Co., Ltd.*                                                          115,388
  486,000 Harbin Power Equipment                                                         129,436
    2,950 Netease.com*                                                                   146,881
                                                                                    ------------
                                                                                         391,705
                                                                                    ------------
DENMARK: 0.9%
   36,700 GN Store Nord                                                                  267,757
                                                                                    ------------
FINLAND: 2.2%
    3,430 Nokian Renkaat OYJ*                                                            275,922
   17,620 Nokia OYJ                                                                      357,334
                                                                                    ------------
                                                                                         633,256
                                                                                    ------------
FRANCE: 4.7%
    8,000 Alcatel SA*                                                                    126,800
    2,450 Aventis SA                                                                     188,326
    2,880 Sanofi-Synthelabo SA                                                           188,110
    2,300 Technip SA                                                                     310,912
    5,900 Total SA                                                                       542,800
                                                                                    ------------
                                                                                       1,356,948
                                                                                    ------------
GERMANY: 7.2%
    6,000 Epcos AG*                                                                 $    135,302
    5,800 Freenet.de AG*                                                                 542,055
    3,780 Fresenius Medical
           Care AG                                                                       248,520
    3,290 Puma AG Rudolf
           Dassler Sport                                                                 723,711
    3,350 SAP AG                                                                         131,689
   22,890 T-Online
           International AG*                                                             270,325
                                                                                    ------------
                                                                                       2,051,602
                                                                                    ------------
HONG KONG: 3.7%
   30,000 Cheung Kong Holdings                                                           252,211
    6,040 CNOOC Ltd.                                                                     259,720
   77,000 Henderson Land
           Development                                                                   368,639
  472,000 Norstar Founders
           Group Ltd.*                                                                   166,600
                                                                                    ------------
                                                                                       1,047,170
                                                                                    ------------
INDIA: 0.5%
    9,700 ICICI Bank Ltd.                                                                154,715
                                                                                    ------------
INDONESIA: 0.7%
4,777,000 Bank Pan Indonesia
           Tbk PT                                                                        192,452
                                                                                    ------------
IRELAND: 3.6%
   33,700 Anglo Irish Bank PLC                                                           538,381
   26,360 Iona Technologies PLC*                                                         197,700
   59,130 Kingspan Group PLC                                                             308,826
                                                                                    ------------
                                                                                       1,044,907
                                                                                    ------------
ITALY: 1.3%
   37,300 Saipem SpA                                                                     371,287
                                                                                    ------------
JAPAN: 27.8%
    4,000 Canon, Inc.                                                                    207,238
    3,000 Fanuc Ltd.                                                                     188,302
   40,000 Fujitsu Ltd.*                                                                  255,683
    3,300 Honda Motor Co., Ltd.                                                          152,256
   27,000 Ichiyoshi Securities
           Co., Ltd.                                                                     189,455
      114 Intelligence Ltd.                                                              341,885
   14,000 JGC Corp.                                                                      154,352
   68,000 Kawasaki Kisen
           Kaisha Ltd.                                                                   352,958

See accompanying Notes to Financial Statements.

SHARES                                                                                 VALUE
------------------------------------------------------------------------------------------------
JAPAN: (CONTINUED)
   42,000 Komatsu Ltd.                                                              $    266,449
   28,000 Leopalace21 Corp.                                                              437,353
    8,000 Livedoor Co., Ltd.*                                                            559,812
       65 Mitsubishi Tokyo
           Financial Group, Inc.                                                         643,533
   24,000 NEC Corp.                                                                      197,472
    4,000 Nitto Denko Corp.                                                              219,926
       85 NTT DoCoMo, Inc.                                                               187,918
    7,300 Sawai Pharmaceutical
           Co., Ltd.                                                                     262,431
   28,000 Sekisui House, Ltd.                                                            315,701
    9,000 Sharp Corp.                                                                    160,821
   25,000 Shinsei Bank, Ltd.                                                             198,251
   42,000 Sumitomo
           Bakelite Co., Ltd.                                                            275,330
   40,000 Sumitomo Metal
           Mining Co., Ltd.                                                              289,902
   28,000 Sumitomo Realty &
           Development Co., Ltd.                                                         364,147
   70,000 Taisei Corp.                                                                   296,054
    4,200 TDK Corp.                                                                      320,950
       55 UFJ Holdings, Inc.*                                                            349,978
    7,200 Union Tool Co.                                                                 282,367
    9,000 Ushio, Inc.                                                                    166,531
       26 Yahoo Japan Corp.*                                                             317,393
                                                                                    ------------
                                                                                       7,954,448
                                                                                    ------------
LUXEMBOURG: 1.0%
    8,380 SBS Broadcasting SA*                                                           300,255
                                                                                    ------------
NETHERLANDS: 1.7%
   11,220 ING Groep NV                                                                   247,401
    8,600 Koninklijke Philips
           Electronics NV                                                                249,228
                                                                                    ------------
                                                                                         496,629
                                                                                    ------------
NORWAY: 1.5%
  129,000 Opera Software ASA*                                                            178,492
   14,500 TGS Nopec Geophysical
           Co., ASA*                                                                     260,292
                                                                                    ------------
                                                                                         438,784
                                                                                    ------------
PHILLIPINES: 0.6%
  370,000 Manila Electric Co.*                                                           159,724
                                                                                    ------------
RUSSIA: 1.2%
    2,570 Mobile Telesystems                                                             337,955
                                                                                    ------------
SINGAPORE: 1.5%
  119,000 City Developments Ltd.                                                    $    433,050
                                                                                    ------------
SOUTH KOREA: 2.4%
    1,350 Samsung
           Electronics Co., Ltd.                                                         673,558
                                                                                    ------------
SWEDEN: 1.5%
    3,970 Autoliv, Inc.                                                                  161,615
    8,500 Volvo AB                                                                       280,091
                                                                                    ------------
                                                                                         441,706
                                                                                    ------------
SWITZERLAND: 8.8%
   12,480 Credit Suisse Group                                                            432,468
    1,830 Nestle SA                                                                      466,582
   12,250 Novartis AG                                                                    521,850
    4,280 Roche Holding AG                                                               418,084
    1,550 Swiss Reinsurance                                                              106,812
    7,930 UBS AG                                                                         589,030
                                                                                    ------------
                                                                                       2,534,826
                                                                                    ------------
TAIWAN: 1.8%
   10,680 AU Optronics Corp.                                                             223,212
   16,000 Cathay Financial
           Holding Co., Ltd.*                                                            283,200
                                                                                    ------------
                                                                                         506,412
                                                                                    ------------
UNITED KINGDOM: 11.8%
  144,180 Bookham
           Technology PLC*                                                               314,312
   49,900 Enterprise Inns PLC                                                            560,799
   18,180 Man Group PLC                                                                  584,378
   15,420 Prudential PLC                                                                 126,820
   47,000 Regal Petroleum PLC*                                                           274,098
    5,190 Royal Bank of
           Scotland Group PLC                                                            158,147
   31,790 Smith & Nephew PLC                                                             312,867
   83,000 St. James's Place
           Capital PLC                                                                   273,812
   32,750 Vodafone Group PLC                                                             782,725
                                                                                    ------------
                                                                                       3,387,958
                                                                                    ------------
VENEZUELA: 1.1%
   15,600 Cia Anonima Nacional
           Telefonos de
           Venezuela - CANTV                                                             305,604
                                                                                    ------------
TOTAL COMMON STOCKS
   (cost $22,792,189)                                                               $ 28,507,496
                                                                                    ------------

See accompanying Notes to Financial Statements.

PRINCIPAL
AMOUNT                                                                                 VALUE
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:
MONEY MARKET INVESTMENT: 0.6%
$ 179,763 UMB Money Market
           Fiduciary, 0.2572%,
           12/31/2031                                                               $    179,763
                                                                                    ------------
TOTAL SHORT-TERM
   INVESTMENTS
   (cost $179,763)                                                                       179,763
                                                                                    ------------
TOTAL INVESTMENTS IN
   SECURITIES: 100.1%
   (cost $22,971,952)                                                                 28,687,259
Liabilities in excess of
   Other Assets: (0.1)%                                                                  (28,711)
                                                                                    ------------
NET ASSETS: 100.0%                                                                  $ 28,658,548
                                                                                    ============

* Non-income producing security.

See accompanying Notes to Financial Statements.

                                                                            % OF
INDUSTRY                                                              NET ASSETS
--------------------------------------------------------------------------------
Apparel                                                                      2.5%
Auto Manufacturers                                                           1.5
Auto Parts/Equipment                                                         2.1
Banks                                                                       12.4
Building & Construction Products                                             1.1
Chemicals                                                                    1.7
Computer Hardware                                                            0.9
Computer Storage Devices                                                     1.1
E-Commerce/Services                                                          1.9
Electronic Components-Miscellaneous                                          3.5
Electronic Components-Semiconductor                                          1.1
Electric-Distribution                                                        0.6
Electric Products                                                            4.3
Engineering & Construction                                                   1.6
Finance-Services                                                             2.7
Food-Miscellaneous/Diversified                                               2.8
Home Builders                                                                1.1
Human Resources                                                              1.2
Insurance                                                                    3.6
Machinery                                                                    1.9
Media                                                                        1.0
Medical Products                                                             2.0
Mining                                                                       2.9
Office/Business Equipment                                                    0.7
Oil & Gas Drilling                                                           2.0
Oil & Gas Services                                                           3.3
Oil Comp-Exploration & Production                                            4.4
Oil Comp-Integrated                                                          1.9
Pharmaceuticals                                                              5.5
Real Estate                                                                  6.5
Retail                                                                       2.0
Software                                                                     1.8
Telecommunication Equipment                                                  3.0
Telecommunication Services                                                   6.3
Transportation                                                               2.1
Web Portals                                                                  4.5
                                                                           -----
Total Investments in Securities                                             99.5
Short-Term Investments                                                       0.6
Liabilities in excess of Other Assets                                       (0.1)
                                                                           -----
Net Assets                                                                 100.0%
                                                                           =====

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2004

                                                                           AGGRESSIVE      INTERNATIONAL
                                                                             GROWTH            GROWTH
                                                                              FUND              FUND
---------------------------------------------------------------------------------------------------------
 ASSETS
   Investments in securities, at cost                                    $    3,245,106    $   22,971,952
                                                                         ==============    ==============
   Investments in securities, at value                                   $    4,258,118    $   28,687,259
   Foreign Currencies (cost $4,604)                                                   -             4,604
   Receivables:
      Dividends and interest                                                        271            73,141
      Investment securities sold                                                 62,044                 -
   Prepaid Expenses                                                              10,737             7,041
                                                                         --------------    --------------
         Total assets                                                         4,331,170        28,772,045
                                                                         --------------    --------------
 LIABILITIES
   Payables:
      Investment securities purchased                                            42,256                 -
      Advisory fees                                                               1,389            56,825
      Administration fees                                                         2,973             4,592
      Transfer Agent fees                                                         4,122             6,729
      Fund Accounting fees                                                        5,341             8,542
      Foreign taxes                                                                   -             4,604
   Accrued expenses                                                              20,896            32,205
                                                                         --------------    --------------
         Total liabilities                                                       76,977           113,497
                                                                         --------------    --------------
   NET ASSETS                                                            $    4,254,193    $   28,658,548
                                                                         ==============    ==============
 COMPONENTS OF NET ASSETS
   Paid-in capital                                                       $   33,331,021    $   43,704,818
   Accumulated net investment loss                                                    -           (48,022)
   Accumulated net realized loss
      on investments and foreign
      currency                                                              (30,089,840)      (20,716,421)
   Net unrealized appreciation
      on investments and
      foreign currency                                                        1,013,012         5,718,173
                                                                         --------------    --------------
         Net assets                                                      $    4,254,193    $   28,658,548
                                                                         ==============    ==============
 CALCULATION OF NET ASSET VALUE PER SHARE
   Net assets applicable to shares
      outstanding                                                        $    4,254,193    $   28,658,548
   Shares issued and outstanding
      (unlimited shares authorized
      without par value)                                                        810,594         3,497,643
   NET ASSET VALUE, OFFERING AND
      REDEMPTION PRICE PER SHARE                                         $         5.25    $         8.19
                                                                         ==============    ==============

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2004

                                                                           AGGRESSIVE      INTERNATIONAL
                                                                             GROWTH            GROWTH
                                                                              FUND              FUND
---------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
   Income
      Dividends (net of foreign taxes
         withheld of $50 and $45,119,
         respectively)                                                   $        7,576    $      360,108
      Interest                                                                    1,398               741
                                                                         --------------    --------------
         Total income                                                             8,974           360,849
                                                                         --------------    --------------
   Expenses
      Advisory fees                                                              39,131           328,731
      Administration fees                                                        35,000            52,628
      Fund accounting fees                                                       29,932            49,634
      Transfer agent fees                                                        18,234            32,922
      Audit fees                                                                 10,352            16,466
      Registration expense                                                       10,130            12,278
      Custody fees                                                                8,128            61,390
      Trustee fees                                                                4,508             6,132
      Legal fees                                                                  3,472             8,293
      Miscellaneous expenses                                                      3,039             5,934
      Reports to shareholders                                                         -            16,403
                                                                         --------------    --------------
         Total expenses                                                         161,926           590,811
         Less: fees waived and expenses
            absorbed                                                           (113,794)         (200,419)
                                                                         --------------    --------------
         Net expenses                                                            48,132           390,392
                                                                         --------------    --------------
            Net investment loss                                                 (39,158)          (29,543)
                                                                         ==============    ==============
 REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain on investments and
      foreign currency                                                   $      413,212    $    7,006,266
   Change in unrealized appreciation/
      depreciation on investments and
      foreign currency                                                          863,018         6,225,877
                                                                         --------------    --------------
      Net realized and unrealized gain on
         investments and foreign currency                                     1,276,230        13,232,143
                                                                         --------------    --------------
         NET INCREASE IN NET ASSETS RESULTING
            FROM OPERATIONS                                              $    1,237,072    $   13,202,600
                                                                         ==============    ==============

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                             AGGRESSIVE        AGGRESSIVE      INTERNATIONAL     INTERNATIONAL
                                            GROWTH FUND       GROWTH FUND       GROWTH FUND       GROWTH FUND
                                                YEAR              YEAR             YEAR              YEAR
                                               ENDED             ENDED            ENDED             ENDED
                                              MARCH 31,         MARCH 31,        MARCH 31,         MARCH 31,
                                                2004              2003             2004              2003
---------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN NET ASSETS FROM:
 OPERATIONS
   Net investment loss                     $      (39,158)   $      (68,455)   $      (29,543)   $     (106,765)
   Net realized gain (loss)
      on investments and
      foreign currency                            413,212        (1,705,342)        7,006,266        (5,676,918)
   Change in unrealized
      appreciation/
      (depreciation) on
      investments and
      foreign currency                            863,018          (774,330)        6,225,877        (3,704,098)
                                           --------------    --------------    --------------    --------------
      NET INCREASE
         (DECREASE) IN NET
         ASSETS RESULTING
         FROM OPERATIONS                        1,237,072        (2,548,127)       13,202,600        (9,487,781)
                                           --------------    --------------    --------------    --------------

 CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
   Class R                                              -           101,499                 -           843,992
   Class I                                        122,015         2,186,340            39,406           545,730
Cost of shares redeemed (1)
   Class R                                              -        (2,497,605)                -        (2,115,591)
   Class I                                       (290,772)       (7,596,275)       (4,326,194)       (4,696,704)
                                           --------------    --------------    --------------    --------------
   Net decrease in net
      assets derived from
      net change in
      outstanding shares (a)                     (168,757)       (7,806,041)       (4,286,788)       (5,422,573)
                                           --------------    --------------    --------------    --------------
      TOTAL INCREASE
         (DECREASE) IN NET
         ASSETS                                 1,068,315       (10,354,168)        8,915,812       (14,910,354)
                                           --------------    --------------    --------------    --------------

See accompanying Notes to Financial Statements.

                                             AGGRESSIVE        AGGRESSIVE      INTERNATIONAL     INTERNATIONAL
                                            GROWTH FUND       GROWTH FUND       GROWTH FUND       GROWTH FUND
                                                YEAR              YEAR             YEAR              YEAR
                                               ENDED             ENDED            ENDED             ENDED
                                              MARCH 31,         MARCH 31,        MARCH 31,         MARCH 31,
                                                2004              2003             2004              2003
---------------------------------------------------------------------------------------------------------------
 NET ASSETS
   Beginning of year                       $    3,185,878    $   13,540,046    $   19,742,736    $   34,653,090
                                           --------------    --------------    --------------    --------------
   End of year                             $    4,254,193    $    3,185,878    $   28,658,548    $   19,742,736
                                           ==============    ==============    ==============    ==============

(a) A summary of capital share transactions is as follows:

Class R Shares (2)
   Shares sold                                          -            23,852                 -           128,081
   Shares reinvested                                    -                 -                 -                 -
   Shares redeemed                                      -          (625,018)                -          (370,089)
                                           --------------    --------------    --------------    --------------
   Net decrease                                         -          (601,166)                -          (242,008)
                                           ==============    ==============    ==============    ==============
Class I Shares
   Shares sold                                     26,212           525,210             6,827           105,973
   Shares reinvested                                    -                 -                 -                 -
   Shares redeemed                                (61,350)       (1,687,374)         (590,045)         (919,543)
                                           --------------    --------------    --------------    --------------
   Net decrease                                   (35,138)       (1,162,164)         (583,218)         (813,570)
                                           ==============    ==============    ==============    ==============

(1)  Net of redemption fees of: $7, $655, $324 and $20,922 respectively.
(2) As of September 30, 2002, the Class R shares of the Aggressive Growth Fund and International Growth Fund were closed and exchanged to Class I shares.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

                                           AGGRESSIVE       AGGRESSIVE       AGGRESSIVE       AGGRESSIVE       AGGRESSIVE
                                          GROWTH FUND      GROWTH FUND      GROWTH FUND      GROWTH FUND      GROWTH FUND
                                              YEAR             YEAR             YEAR             YEAR         OCTOBER 19,
                                             ENDED            ENDED            ENDED            ENDED        1999+ THROUGH
                                            MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                              2004             2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period                   $         3.77   $         5.20   $         7.32   $        22.46   $        11.53
                                         --------------   --------------   --------------   --------------   --------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                            (0.05)           (0.08)           (0.08)           (0.09)           (0.07)
   Net realized and
      unrealized gain (loss)
      on investments                               1.53            (1.35)           (2.04)          (13.55)           11.00
                                         --------------   --------------   --------------   --------------   --------------
Total from investment
   operations                                      1.48            (1.43)           (2.12)          (13.64)           10.93
                                         --------------   --------------   --------------   --------------   --------------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized gains                            -                -                -            (1.50)               -
                                         --------------   --------------   --------------   --------------   --------------
Paid in capital from
   redemption fees                                 0.00^            0.00^               -                -                -
                                         --------------   --------------   --------------   --------------   --------------
Net asset value, end of
   period                                $         5.25   $         3.77   $         5.20   $         7.32   $        22.46
                                         ==============   ==============   ==============   ==============   ==============
Total return                                      39.26%          (27.50)%         (28.96)%         (62.80)%          94.80%**
                                         ==============   ==============   ==============   ==============   ==============

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of
      period (millions)                  $          4.3   $          3.2   $         10.4   $         16.6   $         25.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before fees waived and
      expenses absorbed                            4.15%            3.89%            2.28%            1.88%            2.52%*
   After fees waived and
      expenses absorbed***                         1.23%            1.28%            1.23%            1.25%            1.25%*

RATIO OF NET INVESTMENT LOSS TO AVERAGE
  NET ASSETS:
   Before fees waived and
      expenses absorbed                           (3.92)%          (3.71)%          (2.09)%          (1.64)%          (2.30)%*
   After fees waived and
      expenses absorbed***                        (1.00)%          (1.10)%          (1.04)%          (1.01)%          (1.03)%*
Portfolio turnover rate                          196.51%          201.07%          294.07%          434.43%          239.99%**

*    Annualized.
**   Not annualized.
*** For the year ended March 31, 2003, ratio includes 12b-1 fees from Class R which were exchanged to Class I shares on September 30, 2002. Had those fees not been included, the expense and net investment loss ratios would have been 1.23% and (1.36)%, respectively.
^    Amount is less than $0.01.
+    Commencement of operations.

See accompanying Notes to Financial Statements.

                                         INTERNATIONAL    INTERNATIONAL    INTERNATIONAL    INTERNATIONAL    INTERNATIONAL
                                             GROWTH           GROWTH           GROWTH           GROWTH           GROWTH
                                              YEAR             YEAR             YEAR             YEAR        JUNE 30, 1999+
                                             ENDED            ENDED            ENDED            ENDED           THROUGH
                                            MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                              2004             2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period                   $         4.84   $         6.74   $         7.40   $        21.38   $        10.00
                                         --------------   --------------   --------------   --------------   --------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                            (0.01)           (0.03)           (0.08)           (0.07)           (0.13)
   Net realized and
      unrealized gain (loss)
      on investments                               3.36            (1.88)           (0.58)           (9.42)           11.51
                                         --------------   --------------   --------------   --------------   --------------
Total from investment
   operations                                      3.35            (1.91)           (0.66)           (9.49)           11.38
                                         --------------   --------------   --------------   --------------   --------------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized gains                            -                -                -            (4.49)               -
                                         --------------   --------------   --------------   --------------   --------------
Paid in capital from
   redemption fees                                 0.00^            0.01                -                -                -
                                         --------------   --------------   --------------   --------------   --------------
Net asset value, end of
   period                                $         8.19   $         4.84   $         6.74   $         7.40   $        21.38
                                         ==============   ==============   ==============   ==============   ==============
Total return                                      69.21%          (28.19)%          (8.92)%         (48.60)%         113.80%**
                                         ==============   ==============   ==============   ==============   ==============

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of
      period (millions)                  $         28.7   $         19.7   $         33.0   $         27.1   $         39.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before fees waived and
      expenses absorbed                            2.25%            2.47%            2.39%            2.47%            2.33%*
   After fees waived and
      expenses absorbed***                         1.48%            1.49%            1.48%            1.48%            1.48%*

RATIO OF NET INVESTMENT LOSS TO AVERAGE
  NET ASSETS:
   Before fees waived and
      expenses absorbed                           (0.87)%          (1.37)%          (1.47)%          (1.69)%          (2.02)%*
   After fees waived and
      expenses absorbed***                        (0.10)%          (0.39)%          (0.60)%          (0.70)%          (1.17)%*
Portfolio turnover rate                          153.15%          190.31%          259.28%          324.24%          161.42%**

*    Annualized.
**   Not annualized.
*** For the year ended March 31, 2003, ratio includes 12b-1 fees from Class R which were exchanged to Class I shares on September 30, 2002. Had those fees not been included, the expense and net investment loss ratios would have been 1.48% and (1.38)%, respectively.
^    Amount is less than $0.01.
+    Commencement of operations.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS at March 31, 2004

NOTE 1 - ORGANIZATION

     Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund (the "Funds") are each a series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Duncan-Hurst Aggressive Growth Fund Class R and Class I commenced operations on March 31, 1999 and October 19, 1999, respectively. The Aggressive Growth Fund Class R ceased operations on September 30, 2002. Duncan-Hurst International Growth Fund Class R and Class I commenced operations on June 30, 1999. The International Growth Fund Class R ceased operations on September 30, 2002. The investment objective of each Fund is long-term growth of capital.

 NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States.

     A. SECURITY VALUATION. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. REDEMPTION FEE. The Funds charge a 2% redemption fee on the value of shares redeemed that are held for less than 120 days. This fee will not be imposed on shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Funds and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

     C. FOREIGN CURRENCY. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate at the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign currency gains and losses from dividends receivable and other foreign currency denominated receivables and payables in realized and unrealized gain (loss) on investments and foreign currency. The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

     D. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

          For the Duncan-Hurst Aggressive Growth Fund, at March 31, 2004, there is a capital loss carry forward of approximately $30,075,832, of which approximately $7,451,427 expires March 31, 2009, $19,100,168 expires March 31, 2010, $3,362,973 expires March 31, 2011 and $161,264 expires
          March 31, 2012, available to offset future gains, if any.

          For the Duncan-Hurst International Growth Fund, at March 31, 2004, there is a capital loss carry forward of approximately $20,704,530, of which approximately $15,378,944 expires March 31, 2010 and $5,325,586 expires March 31, 2011, available to offset future gains, if any.

          As of March 31, 2004, there were post-October currency loss deferrals of $2,908 for Duncan-Hurst International Growth Fund, which will be recognized in the following tax year.

     E. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     F. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     G. RECLASSIFICATION OF CAPITAL ACCOUNTS. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2004, each Fund increased (decreased) paid-in capital and decreased accumulated net realized loss on investments and foreign currency by the following amount due to each of the Funds' experiencing a net investment loss during the year and foreign currency reclassifications.

                                                                               DECREASE
                                          (INCREASE)                        ACCUMULATED NET
                                           DECREASE           INCREASE      REALIZED LOSS ON
                                        ACCUMULATED NET      (DECREASE)     INVESTMENTS AND
                                        INVESTMENT LOSS   PAID-IN CAPITAL   FOREIGN CURRENCY
                                        ---------------   ---------------   ----------------
Duncan-Hurst Aggressive
   Growth Fund                          $        39,158   $       (39,158)  $              -
Duncan-Hurst International
   Growth Fund                                  (18,479)           15,032              3,447

   Net Assets were not affected by these reclassifications.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Duncan-Hurst Capital Management, L.P. (the "Adviser") provides the Funds with investment management services under an Investment Advisory Agreement. The Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% for Duncan-Hurst Aggressive Growth Fund and 1.25% for Duncan-Hurst International Growth Fund based upon the average daily net assets of the Funds. For the year ended March 31, 2004, the advisory fees incurred were $39,131 and $328,731 for Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund, respectively.

     The Funds are responsible for their own operating expenses. The Adviser, however, has contractually agreed to limit the Funds' total expenses by reducing all or a portion of their fees and reimbursing the Funds for expenses, excluding interest and tax expense, so that their ratio of expenses to average net assets will not exceed the following:

Duncan-Hurst Aggressive Growth Fund                      1.23%
Duncan-Hurst International Growth Fund                   1.48%

     Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by the respective Fund if requested by the Adviser in subsequent fiscal years. Under the Expense Limitation Agreement, the Adviser may recoup reimbursements made in a Fund's first fiscal year in any of the five succeeding fiscal years, reimbursements made in a Fund's second fiscal year in any of the four succeeding fiscal years and any reimbursements in years subsequent to fiscal year two, over the subsequent three fiscal years after the reimbursements are made. Any such reimbursement is contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Funds must pay their current ordinary expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.

   For the year ended March 31, 2004, the Adviser waived fees and absorbed expenses as follows:

                                                   FEES            EXPENSES
                                                  WAIVED           ABSORBED
                                                 ---------         --------
Duncan-Hurst Aggressive Growth Fund              $  39,131         $ 74,663
Duncan-Hurst International Growth Fund             200,419                -

     At March 31, 2004, the cumulative amounts subject to recoupment by the Adviser, all of which must be recouped no later than March 31, 2008, are as follows:

Duncan-Hurst Aggressive Growth Fund            $   825,594
Duncan-Hurst International Growth Fund           1,372,033

     U.S. Bancorp Fund Services, LLC, ("USBFS") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the following annual rates (subject to a minimum fee of $35,000 per Fund):

     Under $75 million 0.20% of average daily net assets $75 to $150 million 0.15% of average daily net assets $150 to $200 million 0.10% of average daily net assets Over $200 million 0.05% of average daily net assets

     UMB Bank, N.A., serves as custodian and USBFS serves as transfer agent and accounting services agent for the Funds.

     For the year ended March 31, 2004, Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund incurred $35,000 and $52,628, respectively, in administration fees.

     Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION PLAN

     The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Adviser, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of Class R shares of the Funds. The fee is paid to the Adviser as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. On September 30, 2002, Class R shares were exchanged to Class I shares.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from the sales of securities, other than short-term investments, for the year ended March 31, 2004 are as follows:

                                               PURCHASES           SALES
                                             -------------     -------------
Duncan-Hurst Aggressive Growth Fund          $   7,614,568     $   7,785,647
Duncan-Hurst International Growth Fund          39,558,227        43,400,010

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

     There were no distributable earnings paid for the years ended March 31, 2004 and 2003.

     As of March 31, 2004, the components of accumulated losses on a tax basis were as follows:

                                           DUNCAN-HURST          DUNCAN-HURST
                                         AGGRESSIVE GROWTH   INTERNATIONAL GROWTH
                                               FUND                  FUND
                                         -----------------   --------------------
Cost of investments (a)                  $       3,259,114   $         23,163,660
                                         -----------------   --------------------
Gross unrealized appreciation            $       1,036,777   $          5,995,387
Gross unrealized depreciation                      (37,773)              (468,922)
                                         -----------------   --------------------
Net unrealized appreciation              $         999,004   $          5,526,465
                                         =================   ====================
Undistributed ordinary income                            -   $            134,703
Undistributed long-term capital gain                     -                      -
                                         -----------------   --------------------
Total distributable earnings                             -   $            134,703
                                         =================   ====================
Other accumulated losses                 $     (30,075,832)  $        (20,707,438)
                                         -----------------   --------------------
Total accumulated losses                 $     (29,076,828)  $        (15,046,270)
                                         =================   ====================

     The differences between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investments.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS OF
   DUNCAN-HURST AGGRESSIVE GROWTH FUND
   DUNCAN-HURST INTERNATIONAL GROWTH FUND

THE BOARD OF TRUSTEES OF
   PROFESSIONALLY MANAGED PORTFOLIOS

We have audited the accompanying statement of assets and liabilities of Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund, each a series of shares of Professionally Managed Portfolios, including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund as of March 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

                                                         TAIT, WELLER & BAKER

PHILADELPHIA, PA
APRIL 23, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.

                              INDEPENDENT TRUSTEES

                                    TERM OF                                         # OF FUNDS   OTHER
                        POSITION    OFFICE AND                                      IN COMPLEX   DIRECTORSHIPS
                        HELD WITH   LENGTH OF      PRINCIPAL OCCUPATION             OVERSEEN     HELD BY
NAME, AGE AND ADDRESS   THE TRUST   TIME SERVED    DURING PAST FIVE YEARS           BY TRUSTEE   TRUSTEE
---------------------   ---------   -----------    -------------------------------  ----------   -------------
Dorothy A. Berry        Chairman    Indefinite     Talon Industries                 2            Not
(Born 1943)             and         Term           (administrative,                              Applicable
2020 E. Financial Way   Trustee     Since          management & business
Suite 100                           May 1991       consulting); formerly
Glendora, CA 91741                                 Chief Operating Officer,
                                                   Integrated Assets
                                                   Management (investment
                                                   advisor and manager) and
                                                   formerly President, Value
                                                   Line, Inc., (investment
                                                   advisory & financial
                                                   publishing firm).

Wallace L. Cook         Trustee     Indefinite     Retired; formerly Senior         2            Not
(Born 1939)                         Term           Vice President, Rockefeller                   Applicable
2020 E. Financial Way               Since          Trust Co.; Financial
Suite 100                           May 1991       Counselor, Rockefeller &
Glendora, CA 91741                                 Co.

Carl A. Froebel         Trustee     Indefinite     Private Investor; formerly       2            Not
(Born 1938)                         Term           Managing Director,                            Applicable
2020 E. Financial Way               Since          Premier Solutions, Ltd.;
Suite 100                           May 1991       formerly President and
Glendora, CA 91741                                 Founder, National Investor
                                                   Data Services, Inc.
                                                   (investment related
                                                   computer software).

Rowley W.P. Redington   Trustee     Indefinite     President; Intertech             2            Not
(Born 1944)                         Term           Computer Services Corp.                       Applicable
2020 E. Financial Way               Since          (consumer electronics and
Suite 100                           May 1991       computer service and
Glendora, CA 91741                                 marketing); formerly Vice
                                                   President, PRS of New
                                                   Jersey, Inc. (management
                                                   consulting), and Chief
                                                   Executive Officer, Rowley
                                                   Associates (consultants).

                                    TERM OF                                         # OF FUNDS   OTHER
                        POSITION    OFFICE AND                                      IN COMPLEX   DIRECTORSHIPS
                        HELD WITH   LENGTH OF      PRINCIPAL OCCUPATION             OVERSEEN     HELD BY
NAME, AGE AND ADDRESS   THE TRUST   TIME SERVED    DURING PAST FIVE YEARS           BY TRUSTEE   TRUSTEE
---------------------   ---------   -----------    -------------------------------  ----------   -------------
Steven J. Paggioli      Trustee     Indefinite     Consultant, U.S. Bancorp         2            Trustee,
(Born 1950)                         Term           Fund Services, LLC since                      Managers
2020 E. Financial Way               Since          July, 2001; formerly                          Funds
Suite 100                           May 1991       Executive Vice President,
Glendora, CA 91741                                 Investment Company
                                                   Administration, LLC ("ICA")
                                                   (mutual fund administrator and
                                                   the Fund's former
                                                   administrator).

Robert M. Slotky        President   Indefinite     Vice President, U.S.             --           Not
(Born 1947)                         Term           Bancorp Fund Services,                        Applicable
2020 E. Financial Way               Since          LLC since July, 2001;
Suite 100                           August 2002    formerly, Senior Vice
Glendora, CA 91741                                 President, ICA (May 1997-
                                                   July 2001); former instructor of
                                                   accounting at California State
                                                   University-Northridge (1997).

Eric W. Falkeis         Treasurer   Indefinite     Vice President, U.S.             --           Not
(Born 1973)                         Term           Bancorp Fund Services,                        Applicable
615 E. Michigan St.                 Since          LLC since 1997; Chief
Milwaukee, WI 53202                 August 2002    Financial Officer, Quasar
                                                   Distributors, LLC, since
                                                   2000.

Chad E. Fickett         Secretary   Indefinite     Asst. Vice President, U.S.       --           Not
(Born 1973)                         Term           Bancorp Fund Services,                        Applicable
615 E. Michigan St.                 Since          LLC since July, 2000.
Milwaukee, WI 53202                 March 2002

INFORMATION ABOUT PROXY VOTING (Unaudited)

Information regarding how the Duncan-Hurst Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-866-209-1962 or by accessing the SEC's website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 will be available after August 31, 2004 on or through the SEC's website at www.sec.gov.

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

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

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A COPY OF THE REGISTRANT'S CODE OF ETHICS IS FILED HEREWITH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Trust has determined that each member of the Trust's audit committee is financially literate and independent. In addition, the Board has determined that Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each an "audit committee financial expert," as defined under new SEC regulations, and also independent of management of each series of the Trust.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                     THE DUNCAN-HURST AGGRESSIVE GROWTH FUND

                                FYE 3/31/2004    FYE 3/31/2003
            --------------------------------------------------
            Audit Fees              $  14,000        $  13,500
            Audit-Related Fees            N/A              N/A
            Tax Fees                $   2,000        $   2,000
            All Other Fees                N/A              N/A

                   THE DUNCAN-HURST INTERNATIONAL GROWTH FUND

                                FYE 3/31/2004    FYE 3/31/2003
            --------------------------------------------------
            Audit Fees              $  14,000        $  13,500
            Audit-Related Fees            N/A              N/A
            Tax Fees                $   2,000        $   2,000
            All Other Fees                N/A              N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

                     THE DUNCAN-HURST AGGRESSIVE GROWTH FUND

      NON-AUDIT RELATED FEES            FYE 3/31/2004   FYE  3/31/2003
      ----------------------------------------------------------------
      Registrant                             N/A              N/A
      Registrant's Investment Adviser        N/A              N/A

                   THE DUNCAN-HURST INTERNATIONAL GROWTH FUND

      NON-AUDIT RELATED FEES            FYE 3/31/2004    FYE 3/31/2003
      ----------------------------------------------------------------
      Registrant                             N/A              N/A
      Registrant's Investment Adviser        N/A              N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Filed herewith.

    (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

    (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(b) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) Professionally Managed Portfolios
                 ------------------------------------------------

    By (Signature and Title) /s/ Robert M. Slotky
                            -------------------------------------
                                 Robert M. Slotky, President

    Date   June 14, 2004
         -------------------------------


    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    By (Signature and Title)       /s/ Robert M. Slotky
                            -------------------------------------
                                Robert M. Slotky, President

    Date   June 14, 2004
         -------------------------------

    By (Signature and Title)    /s/ Eric W. Falkeis
                            -----------------------------------------
                                Eric W. Falkeis, Treasurer

    Date   June 11, 2004
        -------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.